IMPAIRMENT OF ASSETS (Details)	1 Months Ended	6 Months Ended
	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) item	Jun. 30, 2018 USD ($)
Producing properties pre-tax rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate		10.00%
Undeveloped properties pre-tax rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate		20.00%
WTI | Less than 1 year
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity ($ per bbl)		$ 57.50
WTI | Later than one year and not later than two years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity ($ per bbl)		60.00
WTI | Later than two years and not later than three years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity ($ per bbl)		62.50
WTI | Later than three years and not later than four years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity ($ per bbl)		65.00
WTI | Later than four years and not later than five years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity ($ per bbl)		67.50
WTI | More than 5 years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity ($ per bbl)		70.00
Brent | Less than 1 year
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity ($ per bbl)		65.00
Brent | Later than one year and not later than two years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity ($ per bbl)		66.00
Brent | Later than two years and not later than three years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity ($ per bbl)		67.00
Brent | Later than three years and not later than four years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity ($ per bbl)		68.00
Brent | Later than four years and not later than five years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity ($ per bbl)		69.00
Brent | More than 5 years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity ($ per bbl)		70.00
Cooper Basin
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense		20,000	$ 700,000
Carrying costs		0
Eagle Ford
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment loss		$ 0
Dimmit County assets
IMPAIRMENT OF NON-CURRENT ASSETS
Purchase price	$ 16,500,000
Number of wells drilled | item		2
Reimbursement for capital expenditures		$ 13,000,000
Adjustments to transaction price	$ 6,200,000
Impairment expense		$ 9,200,000